Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net appreciation in fair value of investments	$ 44,604,244
Interest and dividend income	9,630,852
Total investment income	54,235,096
Interest income on notes receivable from participants	751,078
Contributions:
Participants	25,048,288
Company	9,956,170
Rollover	8,627,855
Total contributions	43,632,313
Total additions	98,618,487
Deductions from net assets attributed to:
Benefits paid to participants	46,189,117
Administrative expenses	701,425
Total deductions	46,890,542
Net increase in net assets available for benefits	51,727,945
Net assets available for benefits as of beginning of year	351,152,289
Net assets available for benefits as of end of year	$ 402,880,234